Expense Example	May 31, 2024 USD ($)
ADAPTIVE ALPHA OPPORTUNITIES ETF | Adaptive Alpha Opportunities ETF | Adaptive Alpha Opportunities ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 136
Expense Example, with Redemption, 3 Years	425
Expense Example, with Redemption, 5 Years	734
Expense Example, with Redemption, 10 Years	1,613
Adaptive Hedged Multi-Asset Income ETF | Adaptive Hedged Multi-Asset Income ETF | Adaptive Hedged Multi-Asset Income ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	138
Expense Example, with Redemption, 3 Years	534
Expense Example, with Redemption, 5 Years	955
Expense Example, with Redemption, 10 Years	2,219
RH TACTICAL OUTLOOK ETF | RH Tactical Outlook ETF | RH Tactical Outlook ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	155
Expense Example, with Redemption, 3 Years	650
Expense Example, with Redemption, 5 Years	1,172
Expense Example, with Redemption, 10 Years	2,604
RH Tactical Rotation ETF | RH Tactical Rotation ETF | RH Tactical Rotation ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	139
Expense Example, with Redemption, 3 Years	600
Expense Example, with Redemption, 5 Years	1,087
Expense Example, with Redemption, 10 Years	$ 2,431